Schedule of Investments - March 31, 2022
Hotchkis & Wiley Large Cap Value Fund (Unaudited)

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COMMON STOCKS - 98.25%	Held	Value
COMMUNICATION SERVICES - 5.50%
Media - 4.08%
Comcast Corp.	227,300	$10,642,186
Discovery, Inc. (a)	442,200	11,041,734
		21,683,920
Wireless Telecommunication Services - 1.42%
Vodafone Group PLC - ADR	455,044	7,562,831
TOTAL COMMUNICATION SERVICES		29,246,751

CONSUMER DISCRETIONARY - 6.94%
Auto Components - 2.66%
Adient PLC (a)	44,891	1,830,206
Magna International, Inc.	191,600	12,321,796
		14,152,002
Automobiles - 3.40%
General Motors Company (a)	364,400	15,938,856
Harley-Davidson, Inc.	55,200	2,174,880
		18,113,736
Hotels, Restaurants & Leisure - 0.88%
Booking Holdings, Inc. (a)	2,000	4,696,900
TOTAL CONSUMER DISCRETIONARY		36,962,638

CONSUMER STAPLES - 2.31%
Food Products - 0.86%
Mondelez International, Inc.	73,000	4,582,940

Personal Products - 1.45%
Unilever PLC - ADR	169,700	7,733,229
TOTAL CONSUMER STAPLES		12,316,169

ENERGY - 15.75%
Energy Equipment & Services - 4.15%
Baker Hughes Company	73,100	2,661,571
Halliburton Company	122,200	4,627,714
NOV, Inc.	561,100	11,003,171
Schlumberger NV	91,900	3,796,389
		22,088,845
Oil, Gas & Consumable Fuels - 11.60%
APA Corp.	313,700	12,965,221
Hess Corp.	76,100	8,145,744
Marathon Oil Corp.	793,900	19,934,829
Murphy Oil Corp.	116,270	4,696,145
Shell PLC - ADR	197,972	10,874,602
Suncor Energy, Inc. (l)	156,600	5,103,594
		61,720,135
TOTAL ENERGY		83,808,980

FINANCIALS - 24.97%
Banks - 9.71%
Citigroup, Inc.	435,888	23,276,419
Citizens Financial Group, Inc.	175,000	7,932,750
Wells Fargo & Company	421,963	20,448,327
		51,657,496
Capital Markets - 6.91%
The Bank of New York Mellon Corp.	233,800	11,603,494
Credit Suisse Group AG - ADR	535,500	4,203,675
The Goldman Sachs Group, Inc.	35,700	11,784,570
State Street Corp.	105,400	9,182,448
		36,774,187
Diversified Financial Services - 1.22%
Berkshire Hathaway, Inc. (a)	11,600	4,093,756
Equitable Holdings, Inc.	77,700	2,401,707
		6,495,463
Insurance - 7.13%
American International Group, Inc.	340,800	21,392,016
The Hartford Financial Services Group, Inc.	135,500	9,730,255
The Travelers Companies, Inc.	37,200	6,797,556
		37,919,827
TOTAL FINANCIALS		132,846,973

HEALTH CARE - 12.63%
Health Care Equipment & Supplies - 2.61%
Medtronic PLC	81,800	9,075,710
Zimmer Biomet Holdings, Inc.	37,600	4,809,040
		13,884,750
Health Care Providers & Services - 6.82%
Anthem, Inc.	37,900	18,617,238
CVS Health Corp.	74,000	7,489,540
HCA Healthcare, Inc.	18,900	4,736,718
UnitedHealth Group, Inc.	10,700	5,456,679
		36,300,175
Pharmaceuticals - 3.20%
Bristol-Myers Squibb Company	49,700	3,629,591
GlaxoSmithKline PLC - ADR	186,300	8,115,228
Sanofi - ADR	102,900	5,282,886
		17,027,705
TOTAL HEALTH CARE		67,212,630

INDUSTRIALS - 12.05%
Aerospace & Defense - 0.52%
Huntington Ingalls Industries, Inc.	13,900	2,772,216

Air Freight & Logistics - 2.16%
FedEx Corp.	49,700	11,500,083

Industrial Conglomerates - 4.94%
General Electric Company	287,087	26,268,461

Machinery - 4.43%
CNH Industrial NV	524,800	8,323,328
Cummins, Inc.	41,800	8,573,598
Iveco Group NV (a) (v)	109,000	712,087
PACCAR, Inc.	67,800	5,971,146
		23,580,159
TOTAL INDUSTRIALS		64,120,919

INFORMATION TECHNOLOGY - 14.59%
Communications Equipment - 5.18%
F5, Inc. (a)	88,400	18,471,180
Telefonaktiebolaget LM Ericsson - ADR	993,100	9,076,934
		27,548,114
Electronic Equipment, Instruments & Components - 2.36%
Corning, Inc.	171,500	6,330,065
TE Connectivity Ltd.	47,500	6,221,550
		12,551,615
IT Services - 1.80%
Amdocs Ltd.	34,200	2,811,582
Euronet Worldwide, Inc. (a)	52,000	6,767,800
		9,579,382
Software - 5.25%
Microsoft Corp.	36,200	11,160,822
Oracle Corp.	202,900	16,785,917
		27,946,739
TOTAL INFORMATION TECHNOLOGY		77,625,850

MATERIALS - 0.53%
Containers & Packaging - 0.53%
International Paper Company	60,700	2,801,305
TOTAL MATERIALS		2,801,305

UTILITIES - 2.98%
Electric Utilities - 2.98%
PPL Corp.	432,600	12,355,056
The Southern Company	48,200	3,494,982
TOTAL UTILITIES		15,850,038

Total common stocks (Cost $408,612,936)		522,792,253

Total long-term investments (Cost $408,612,936)		522,792,253

COLLATERAL FOR SECURITIES ON LOAN - 0.07%
Money Market Funds - 0.07%
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.25%^	371,800	371,800
Total collateral for securities on loan (Cost $371,800)		371,800

	Principal
SHORT-TERM INVESTMENTS - 1.90%	Amount
Time Deposits - 1.90%
Banco Bilbao Vizcaya Argentaria SA, 0.15%, 04/01/2022*	$10,138,666	10,138,666
Total short-term investments (Cost $10,138,666)		10,138,666

Total investments - 100.22% (Cost $419,123,402)		533,302,719

Liabilities in excess of other assets - (0.22)%		(1,174,949)

Net assets - 100.00%		$532,127,770

(a) -	Non-income producing security.
(l) -
All or a portion of this security is on loan. The total market value of securities on loan was $364,100. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(v) -
Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $712,087, which represented 0.13% of net assets.  See Security Valuation below.

ADR -	American Depositary Receipt
^ -	Rate shown is the 7-day yield as of March 31, 2022.
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund's net asset value. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange.  When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2022:

Level 1 --- Quoted prices in an active market:
Common Stocks	$522,080,166
Money Market Funds	371,800
Time Deposits	10,138,666
Level 2 --- Other significant observable market inputs:
Common Stocks:
Industrials	712,087
Level 3 --- Significant unobservable inputs	-

Total Investments	$533,302,719

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.